CONDENSED CONSOLIDATED BALANCE SHEET - USD ($) $ in Millions		Jun. 30, 2023	Dec. 31, 2022
Non-current assets
Goodwill	[1]	$ 17,655	$ 16,039
Other intangible assets		8,642	9,662
Property, plant and equipment		197,177	198,642
Joint ventures and associates		24,434	23,864
Investments in securities		3,431	3,362
Deferred tax	[1]	6,238	7,815
Retirement benefits		10,398	10,200
Trade and other receivables		6,031	6,920
Derivative financial instruments	[2]	541	582
Non-current assets		274,547	277,086
Current assets
Inventories		26,975	31,894
Trade and other receivables		52,383	66,510
Derivative financial instruments	[2]	15,616	24,437
Cash and cash equivalents		45,094	40,246
Current assets other than non-current assets or disposal groups classified as held for sale or as held for distribution to owners		140,068	163,087
Assets classified as held for sale		417	2,851
Current assets		140,486	165,938
Total assets		415,033	443,024
Non-current liabilities
Debt		72,252	74,794
Trade and other payables		4,440	3,432
Derivative financial instruments	[2]	3,080	3,563
Deferred tax	[1]	15,955	16,186
Retirement benefits		7,491	7,296
Decommissioning and other provisions		23,592	23,845
Non-current liabilities		126,810	129,116
Current liabilities
Debt		12,114	9,001
Trade and other payables		63,996	79,357
Derivative financial instruments	[2]	12,513	23,779
Income taxes payable		4,462	4,869
Decommissioning and other provisions		3,037	2,910
Current liabilities other than liabilities included in disposal groups classified as held for sale		96,123	119,916
Liabilities directly associated with assets classified as held for sale		6	1,395
Current liabilities		96,129	121,311
Total liabilities		222,939	250,427
Equity attributable to Shell plc shareholders		190,461	190,472
Non-controlling interests		1,633	2,125
Total equity		192,094	192,597
Total liabilities and equity		$ 415,033	$ 443,024

[1]	See Note 7 “Other notes to the unaudited Condensed Consolidated Interim Financial Statements”.
[2]	See Note 6 “Derivative financial instruments and debt excluding lease liabilities”.